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                               Dykema Gossett PLLC
                         1577 N. Woodward Ave. Suite 300
                        Bloomfield Hills, Michigan 48304
                                 (248) 203-0700


                                 October 4, 1999

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549

         Re:      The Huntington Funds
                  1933 Act File No. 33-11905
                  1940 Act File No. 811-5010

Greetings:

         Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, a Supplement dated October 4, 1999 to each of the Investment Shares Prospectus and the Trust Shares Prospectus for the Huntington Florida Tax-Free Money Fund dated December 10, 1998, as supplemented January 1, 1999, are hereby electronically transmitted.

         If you have any questions regarding this filing, please call the undersigned at (248) 203-0801.

                                                     VERY TRULY YOURS,

                                                     DYKEMA GOSSETT PLLC

                                                     /s/ MELANIE MAYO WEST

                                                     MELANIE MAYO WEST
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                               HUNTINGTON FUNDS
                          FLORIDA TAX-FREE MONEY FUND

                      SUPPLEMENT DATED OCTOBER 4, 1999
                                      TO
                         INVESTMENT SHARES PROSPECTUS
           DATED DECEMBER 10, 1998, AS SUPPLEMENTED JANUARY 1, 1999

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  Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East
Fourth Street, Cincinnati, Ohio, has entered into an agreement with Countrywide Credit Industries, Inc. to purchase Countrywide Financial Services, Inc. ("CFS"), the parent company of Countrywide Investments, Inc. Countrywide Investments, Inc. (the "Sub-Adviser") currently serves as sub-adviser to the Fund.

  On October 1, 1999, the Board of Trustees of The Huntington Funds approved a new sub-advisory agreement for the Fund between the Sub-Adviser and The Huntington National Bank (the "Adviser"). If the new sub-advisory agreement is approved by Fund shareholders at a meeting scheduled to be held on October 27, 1999, or at any adjournment of such meeting, upon consummation of the CFS acquisition by Fort Washington, the Sub-Adviser, under the ownership of Fort Washington, will act as sub-adviser for the Fund. The new sub-advisory agreement for the Fund will become effective upon the closing of the proposed acquisition of CFS by Fort Washington, which is expected to be on or about November 4, 1999.

  Following the acquisition, CFS will be operated as a wholly-owned subsidiary of Fort Washington. Fort Washington is part of Western-Southern Enterprise, a dynamic group of financial services companies owned by The Western and Southern Life Insurance Company located in Cincinnati, Ohio.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

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                               HUNTINGTON FUNDS
                          FLORIDA TAX-FREE MONEY FUND

                      SUPPLEMENT DATED OCTOBER 4, 1999
                                      TO
                            TRUST SHARES PROSPECTUS
           DATED DECEMBER 10, 1998, AS SUPPLEMENTED JANUARY 1, 1999

-------------------------------------------------------------------------------

  Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, Ohio, has entered into an agreement with Countrywide Credit Industries, Inc. to purchase Countrywide Financial Services, Inc. ("CFS"), the parent company of Countrywide Investments, Inc. Countrywide Investments, Inc. (the "Sub-Adviser") currently serves as sub-adviser to the Fund.

  On October 1, 1999, the Board of Trustees of The Huntington Funds approved a new sub-advisory agreement for the Fund between the Sub-Adviser and The Huntington National Bank (the "Adviser"). If the new sub-advisory agreement is approved by Fund shareholders at a meeting scheduled to be held on October 27, 1999, or at any adjournment of such meeting, upon consummation of the CFS acquisition by Fort Washington, the Sub-Adviser, under the ownership of Fort Washington, will act as sub-adviser for the Fund. The new sub-advisory agreement for the Fund will become effective upon the closing of the proposed acquisition of CFS by Fort Washington, which is expected to be on or about November 4, 1999.

  Following the acquisition, CFS will be operated as a wholly-owned subsidiary of Fort Washington. Fort Washington is part of Western-Southern Enterprise, a dynamic group of financial services companies owned by The Western and Southern Life Insurance Company located in Cincinnati, Ohio.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THEIR PROSPECTUS FOR FUTURE REFERENCE